Property and Equipment, Net	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
10.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, is comprised of the following:

	As of June 30,
	2018	2019	2019
	RMB	RMB	US$

Furniture and office equipment	1,784	2,667	388
Leasehold improvements	612	3,951	576
	2,396	6,618	964
Less: Accumulated depreciation	(1,506)	(2,592)	(378)
Property and equipment, net	890	4,026	586

Depreciation expense for the year ended June 30, 2018 and 2019 was RMB604 and RMB1,122, respectively.

No impairment for property and equipment was recorded for the years ended June 30, 2018 and 2019.